Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2018
Investments Debt And Equity Securities [Abstract]
Schedule of Marketable Securities
a.	Marketable securities:
	March 31,
	2018	2017
Short-term marketable securities	$549,821	$3,548
Long-term marketable securities	225,639	—
	$775,460	$3,548

Summary of Both Short-Term and Long-Term Marketable Securities
a.	The following is a summary of both short-term and long-term marketable securities by type:
	March 31,
	2018			2017
	Amortized	Gross unrealized	Market	Amortized	Gross unrealized	Market
	cost	loss	value	cost	loss	value
Marketable securities:
Bonds	$386,332	$(2,027)	$384,305	$—	$—	$—
Government Securities	177,657	(555)	177,102	3,617	(69)	3,548
Commercial Paper	51,432	(1)	51,431	—	—	—
Other Securities	162,672	(50)	162,622	—	—	—
Total marketable securities	$778,093	$(2,633)	$775,460	$3,617	$(69)	$3,548

Estimated Fair Value of Marketable Securities by Contractual Maturity

The estimated fair value of marketable securities as of March 31, 2018 and 2017, by contractual maturity, are as follows:

	March 31,
	2018		2017
	Amortized	Market	Amortized	Market
	cost	Value	cost	Value
Available-for-sale marketable securities:
Matures in less than five years	$776,932	$774,300	$1,181	$1,001
Matures in more than five years	1,161	1,160	2,436	2,547
	$778,093	$775,460	$3,617	$3,548